FINANCIAL INSTRUMENTS - Derivative Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Net deferred tax liabilities	$ 78
Change in fair value of non-hedge derivatives	6	$ 12
Effective portion of change in fair value of hedging instruments	(16)	16
Net deferred tax liabilities	32	78
Other current assets	2	1
Other long-term assets	1	1
Other current liabilities	(30)	(50)
Other long-term obligations	(2)	(28)
Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Net deferred tax liabilities	(76)	(263)
Derivative cash (inflow) outflow, operating activities	62	156
Effective portion of change in fair value of hedging instruments	(19)	25
Amount of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	5	0
Excluded from effectiveness changes	(5)	0
Net deferred tax liabilities	(29)	(76)
Other current assets	2	1
Other long-term assets	1	1
Other current liabilities	(30)	(50)
Other long-term obligations	(2)	(28)
Assets (liabilities)	(29)	(76)
Non-hedging contracts
Disclosure of detailed information about financial instruments [line items]
Net deferred tax liabilities	7
Change in fair value of non-hedge derivatives	11	12
Net deferred tax liabilities	7	7
Non-hedging contracts | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Change in fair value of non-hedge derivatives	$ 4	$ 6